UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/05

SSL-DOCS2 70134233v5

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General New York
Municipal Bond Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Bond Fund, Inc., covering the six-month period from November 1, 2004, through April 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Monica S.Wieboldt.

The six-month reporting period produced mixed results for most fixed-income securities.Although the Federal Reserve Board began to raise short-term interest rates prior to the reporting period in June 2004, longer-term bonds remained remarkably resilient through 2004. Nonetheless, the first four months of 2005 saw heightened market volatility as higher interest rates and renewed inflationary pressures took their toll. These factors led to price erosion among most municipal bonds during the reporting period, especially those with intermediate-term maturities.

Nonetheless, municipal bonds generally have held up well compared to previous periods of rising short-term interest rates, due in part to continued strong investor demand and a more moderate supply of newly issued securities. In our view, the tax-exempt bond market’s relative strength represents yet another example of how a long-term investment perspective and a steady asset allocation strategy can benefit investors.As always, we encourage you to talk regularly with your financial advisor about the investment strategies that may be appropriate for you.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Senior Portfolio Manager

How did General New York Municipal Bond Fund, Inc. perform
relative to its benchmark?

For the six-month period ended April 30, 2005, the fund achieved a total return of 0.94% .1 The Lehman Brothers Municipal Bond Index, the fund’s benchmark, achieved a total return of 1.93% for the same period.2

Although most municipal bond prices declined modestly during the reporting period amid rising interest rates, longer-term securities generally retained more of their value than many analysts expected. The fund produced a lower return than its benchmark primarily due to its relative heavy exposure to intermediate-term bonds, where volatility was particularly pronounced. In addition, fund’s benchmark contains bonds from many states, not just New York, and does not reflect fees and other expenses.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The fund will invest at least 65% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 35% of its assets in municipal bonds rated below investment grade (“high-yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The U.S. economy appeared to gain strength over the reporting period, and the Federal Reserve Board (the “Fed”) continued to raise interest rates at each meeting of its Federal Open Market Committee. As a result, the overnight federal funds rate climbed from 1.75% at the start of the reporting period to 2.75% at the end of the reporting period. In addition, high energy prices and a gradually strengthening labor market sparked renewed inflation concerns.

Although these economic factors contributed to lower municipal bond prices, the Fed’s well telegraphed and “measured” moves toward a less accommodative monetary policy helped longer-term bonds avoid much of the volatility that typically occurs when interest rates rise. Nonetheless, bonds toward the shorter end of the maturity range lost value as short-term interest rates rose, and intermediate-term bonds also were adversely affected by the trading strategies of certain non-traditional market participants, such as hedge funds.

4

The New York market was positively influenced by better economic conditions for the state and New York City. Because many issuers refunded their existing debt over the reporting period and tax receipts for the state and city improved, issuance in New York fell compared to the same period one year earlier.

We had positioned the fund for higher interest rates at the start of the reporting period by modestly reducing its exposure to shorter-term securities and focusing instead on bonds with intermediate-term maturities. However, longer-term bond prices remained relatively stable, helping them to outperform short- and intermediate-term securities.

What is the fund’s current strategy?

We have attempted to diversify the fund’s holdings more evenly along the maturity spectrum, creating a portfolio that more closely mirrors its benchmark. However, in anticipation of further increases in interest rates, we have maintained the fund’s relatively light exposure to shorter-term securities, while rebalancing our positions to take advantage of relative values at different points along the maturity spectrum. In addition, we have continued to look for opportunities to increase the fund’s yield, and the fund’s duration currently remains slightly longer than that of its benchmark.

May 16, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Bond Fund, Inc. from November 1, 2004 to April 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 4.48
Ending value (after expenses)	$1,009.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2005

Expenses paid per $1,000 †	$ 4.51
Ending value (after expenses)	$1,020.33

† Expenses are equal to the fund’s annualized expense ratio of .90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments—101.9%	Amount ($)		Value ($)

New York—94.4%
Huntington Housing Authority, Senior Housing Facility
Revenue (Gurwin Jewish Senior Residences)
6%, 5/1/2029	1,370,000		1,323,242
Islip Resource Recovery Agency, RRR
5%, 7/1/2013 (Insured; FSA)	2,000,000		2,141,740
Jefferson County Industrial Development Agency, SWDR
(International Paper Company) 5.20%, 12/1/2020	2,000,000		2,034,960
Long Island Power Authority, Electric System Revenue
5.25%, 12/1/2014	3,000,000		3,333,480
Metropolitan Transportation Authority:
Dedicated Tax Fund:
5%, 11/15/2007	2,525,000		2,658,244
5.25%, 11/15/2025 (Insured; FSA)	2,000,000		2,173,600
Revenue:
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000		4,491,120
5%, 11/15/2021 (Insured; AMBAC)	2,500,000		2,709,950
Transit Facilities:
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 1/1/2012)	1,220,000	[a]	1,351,150
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 7/1/2012)	2,780,000	[a]	3,091,221
6%, 7/1/2016
(Insured; FSA) (Prerefunded 7/1/2008)	5,000,000	[a]	5,476,650
Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	4,000,000		4,153,280
New York City:
5.875%, 8/15/2013 (Prerefunded 8/15/2006)	1,640,000	[a]	1,730,052
5.875%, 8/15/2013	1,660,000		1,741,755
6%, 8/1/2016	600,000		628,710
6%, 8/1/2016 (Prerefunded 8/1/2006)	3,400,000	[a]	3,586,524
5.375%, 12/1/2020	1,000,000		1,083,610
5%, 8/1/2021	3,000,000		3,164,610
5.50%, 8/1/2021	2,500,000		2,727,325
5%, 8/1/2022	2,000,000		2,112,440
5.50%, 6/1/2023	1,600,000		1,736,192
5.25%, 8/15/2024	4,000,000		4,289,960
5%, 4/1/2030	3,500,000		3,637,270
5%, 4/1/2035	5,000,000		5,183,950
New York City Housing Development Corporation,
Revenue (New York City Housing Authority
Program) 5%, 7/1/2025 (Insured; FGIC)	1,200,000		1,268,556

The Fund

7

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

New York (continued)
New York City Industrial Development Agency,
Civic Facility Revenue:
(College of Aeronautics Project) 5.50%, 5/1/2028	1,600,000		1,617,056
(Spence School Inc. Project) 5.20%, 7/1/2034	250,000		263,035
New York City Industrial Development Agency,
Revenue (Liberty-7 World Trade Center Project)
6.25%, 3/1/2015	1,000,000		1,021,680
New York City Municipal Water Finance Authority,
Water and Sewer System Revenue:
5.375%, 6/15/2015	6,000,000		6,630,300
5.75%, 6/15/2031 (Insured; FGIC)	2,000,000		2,235,440
5.25%, 6/15/2034	2,490,000		2,632,976
5%, 6/15/2037	2,500,000		2,612,875
New York City Transitional Finance Authority,
Future Tax Secured Revenue:
Zero Coupon, 11/1/2011	4,000,000		3,145,160
6%, 11/15/2013	760,000		872,951
6%, 11/15/2013 (Prerefunded 5/15/2010)	2,240,000	[a]	2,572,909
5.50%, 11/1/2026	2,200,000		2,447,610
5.25%, 2/1/2029	4,000,000		4,352,440
New York State Dormitory Authority, Revenue:
(Catholic Health Services of Long Island-
Saint Francis Hospital) 5%, 7/1/2021	3,000,000		3,100,140
(Columbia University):
5.125%, 7/1/2021	3,630,000		3,962,327
5%, 7/1/2024	2,000,000		2,119,440
Consolidated City University Systems:
5.35%, 7/1/2009 (Insured; FGIC)	3,000,000		3,232,350
5.75%, 7/1/2013 (Insured; AMBAC)	1,100,000		1,258,719
5.625%, 7/1/2016	2,500,000		2,859,600
5.75%, 7/1/2016 (Insured; FGIC)	2,000,000		2,231,640
5.75%, 7/1/2018	2,500,000		2,907,850
5.75%, 7/1/2018 (Insured; FSA)	1,290,000		1,512,809
Court Facilities, Lease 5.25%, 5/15/2012	3,220,000		3,540,583
Department of Health:
5%, 7/1/2015	3,885,000		4,213,244
5.75%, 7/1/2017 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,075,000	[a]	2,187,797
5.75%, 7/1/2017 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,665,000	[a]	2,808,590
6.625%, 7/1/2024 (Prerefunded 7/1/2005)	2,700,000	[a]	2,772,684

8

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

New York (continued)
New York State Dormitory Authority, Revenue (continued):
Hospital Mortgage
(Lutheran Medical Center)
5%, 8/1/2016 (Insured; MBIA)	1,000,000		1,073,990
(Manhattan College) 5.50%, 7/1/2016	2,000,000		2,186,800
(Miriam Osborne Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)	1,475,000		1,668,977
(New York Methodist Hospital) 5.25%, 7/1/2033	2,000,000		2,106,960
(Rochester University) 5%, 7/1/2034	4,000,000		4,153,280
Secured Hospital:
(New York Downtown Hospital)
5.30%, 2/15/2020 (Insured; MBIA)	2,500,000		2,652,700
(North General Hospital) 5.75%, 2/15/2016	4,035,000		4,493,578
State Personal Income Tax, Education
5.375%, 3/15/2022	1,000,000		1,131,240
State University Educational Facilities:
5.875%, 5/15/2017	2,060,000		2,417,863
6%, 5/15/2025 (Prerefunded 5/15/2005)	3,825,000	[a]	3,907,467
Lease 5.50%, 7/1/2026 (Insured; FGIC)
(Prerefunded 7/1/2011)	1,475,000	[a]	1,659,626
(Department of Health) 5%, 7/1/2025	3,000,000		3,172,650
(Mental Health Facilities Improvement):
5%, 2/15/2028	845,000		875,665
5%, 2/15/2028 (Prerefunded 2/15/2014)	155,000	[a]	171,041
(Winthrop-South Nassau University Hospital
Obligated Group) 5.50%, 7/1/2023	1,825,000		1,929,974
New York State Energy Research and Development
Authority, Gas Facilities Revenue (Brooklyn Union
Gas Co. Project) 6.368%, 4/1/2020	5,000,000		5,529,100
New York State Housing Finance Agency, Revenue:
(LooseStrife Fields Apartments and Fairway Manor)
6.75%, 11/15/2036 (Insured; FHA)	55,000		56,611
Service Contract Obligation:
6%, 9/15/2016 (Prerefunded 9/15/2008)	1,770,000	[a]	1,933,813
6%, 9/15/2016 (Prerefunded 9/15/2006)	6,535,000	[a]	6,939,582
5.50%, 9/15/2018	2,000,000		2,122,380
New York State Local Government Assistance Corp.,
5%, 4/1/2021 (Insured; FGIC)	3,040,000		3,366,922
New York State Medical Care Facilities Finance Agency,
Hospital and Nursing Home Insured Mortgage Revenue
6.125%, 2/15/2015 (Insured; MBIA)	230,000		235,200

The Fund

9

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

	Principal
Long-Term Municipal Investments (continued)	Amount ($)		Value ($)

New York (continued)
New York State Power Authority:
5%, 11/15/2015 (Insured; MBIA)	6,000,000		6,503,100
5%, 11/15/2020	2,500,000		2,669,775
New York State Thruway Authority:
General Revenue
5%, 1/1/2024 (Insured; AMBAC)	3,000,000		3,200,040
Highway and Bridge Trust Fund
5.50%, 4/1/2016 (Insured; FGIC)	1,225,000		1,367,394
Service Contract Revenue, Local Highway and Bridge:
6%, 4/1/2012	1,230,000		1,320,294
6%, 4/1/2012 (Prerefunded 4/1/2007)	1,965,000	[a]	2,118,506
5.75%, 4/1/2019 (Prerefunded 4/1/2009)	2,000,000	[a]	2,224,160
5.25%, 4/1/2020 (Prerefunded 4/1/2011)	3,295,000	[a]	3,657,648
New York State Urban Development Corp.,
Correctional Facilities Revenue:
5.50%, 1/1/2014	3,000,000		3,310,200
5.50%, 1/1/2014 (Insured; FSA)	3,000,000		3,424,800
Correctional and Youth Facilities, Service
Contract Revenue:
5.25%, 1/1/2010	2,000,000		2,171,560
5%, 1/1/2019	2,000,000		2,114,100
State Personal Income Tax, Facilities and
Equipment 5.50%, 3/15/2020 (Insured; FGIC)	3,000,000		3,419,400
Newburgh Industrial Development Agency, IDR
(Bourne and Kenney Redevelopment Co.):
5.65%, 8/1/2020 (Guaranteed; SONYMA)	25,000		26,426
5.75%, 2/1/2032 (Guaranteed; SONYMA)	1,535,000		1,647,623
Niagara County Industrial Development Agency, SWDR:
5.625%, 11/15/2014	2,000,000		2,145,920
5.55%, 11/15/2024	1,500,000		1,613,730
North Country Development Authority, Solid Waste
Management System Revenue
6%, 5/15/2015 (Insured; FSA)	2,260,000		2,622,301
Onondaga County Industrial Development Agency,
Sewer Facilities Revenue (Bristol Meyers
Squibb Co. Project) 5.75%, 3/1/2024	4,000,000		4,567,000
Orange County Industrial Development Agency,
Life Care Community Revenue
(Glenn Arden Inc. Project) 5.625%, 1/1/2018	1,000,000		900,520

10

	Principal
Long-Term Municipal Investments (continued)	Amount ($)	Value ($)

New York (continued)
Port Authority of New York and New Jersey:
5.80%, 11/1/2010 (Insured; FGIC)	6,910,000	6,987,876
Special Obligation Revenue
(Special Project-JFK International Air Terminal)
6.25%, 12/1/2013 (Insured; MBIA)	5,000,000	5,775,350
Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.) 7.55%, 6/1/2007	4,000,000	4,334,520
Sales Tax Asset Receivable Corporation
5%, 10/15/2029 (Insured; AMBAC)	4,000,000	4,246,040
Tobacco Settlement Financing Corp., Revenue:
5.50%, 6/1/2018	1,000,000	1,112,290
5.50% 6/1/2021	3,000,000	3,296,310
Triborough Bridge and Tunnel Authority:
5%, 11/15/2032 (Insured; MBIA)	3,000,000	3,129,120
General Purpose Revenue
5.50%, 1/1/2030 (Prerefunded 1/1/2022)	2,000,000 [a]	2,331,420
Ulster County Industrial Development Agency, Civic
Facility (Benedictine Hospital Project)
6.45%, 6/1/2024	1,950,000	1,799,363
U.S. Related—7.5%
Children’s Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 6%, 7/1/2026
(Prerefunded 7/1/2010)	2,695,000 [a]	3,048,503
Commonwealth of Puerto Rico, Public Improvement:
5.50%, 7/1/2015 (Insured; FSA)	7,625,000	8,838,900
5.50%, 7/1/2020 (Insured; MBIA)	2,000,000	2,367,540
Puerto Rico Electric Power Authority, Power Revenue:
5.625%, 7/1/2019 (Insured; FSA)	3,000,000	3,385,650
5%, 7/1/2035 (Insured; FGIC)	1,500,000	1,595,235
Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2019 (Insured; MBIA)	2,420,000	2,720,733

Total Investment (cost $281,691,183)	101.9%	296,720,562

Liabilities, Less Cash and Receivables	(1.9%)	(5,578,398)

Net Assets	100.0%	291,142,164

The Fund

11

S T A T E M E N T O F I N V E S T M E N T S ( U n a u d i t e d ) (continued)

Summary of Abbreviations

ACA	American Capital Access	MBIA	Municipal Bond Investors
AMBAC	American Municipal Bond		Assurance Insurance
	Assurance Corporation		Corporation
FGIC	Financial Guaranty Insurance	RRR	Resources Recovery Revenue
	Company	SONYMA	State of New York Mortgage
FHA	Federal Housing Administration		Agency
FSA	Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
IDR	Industrial Development Revenue

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

AAA	Aaa	AAA	48.9
AA	Aa	AA	25.3
A	A	A	19.9
BBB	Baa	BBB	4.2
Not Rated [b]	Not Rated [b]	Not Rated [b]	1.7
			100.0

† Based on total investments.

[a]	Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	281,691,183	296,720,562
Interest receivable		4,451,535
Prepaid expenses		11,612
		301,183,709

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		206,111
Cash overdraft due to Custodian		8,470,113
Payable for investment securities purchased		1,259,328
Payable for shares of Common Stock redeemed		44,328
Accrued expenses		61,665
		10,041,545

Net Assets ($)		291,142,164

Composition of Net Assets ($):
Paid-in capital		273,708,113
Accumulated undistributed investment income—net		72,742
Accumulated net realized gain (loss) on investments		2,331,930
Accumulated net unrealized appreciation
(depreciation) on investments		15,029,379

Net Assets ($)		291,142,164

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		14,695,764
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		19.81

See notes to financial statements.

The Fund

13

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2005 (Unaudited)

Investment Income ($):
Interest Income	7,121,647
Expenses:
Management fee—Note 3(a)	893,515
Service plan and prospectus fees—Note 3(b)	299,275
Shareholder servicing costs—Note 3(b)	60,418
Professional fees	28,616
Custodian fees—Note 3(b)	17,457
Shareholders’ reports	9,484
Directors’ fees and expenses—Note 3(c)	6,577
Registration fees	5,637
Loan commitment fees—Note 2	1,177
Miscellaneous	13,892
Total Expenses	1,336,048
Investment Income—Net	5,785,599

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,604,319
Net unrealized appreciation (depreciation) on investments	(5,652,389)
Net Realized and Unrealized Gain (Loss) on Investments	(3,048,070)
Net Increase in Net Assets Resulting from Operations	2,737,529

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

Operations ($):
Investment income—net	5,785,599	12,548,456
Net realized gain (loss) on investments	2,604,319	(282,560)
Net unrealized appreciation
(depreciation) on investments	(5,652,389)	2,724,760
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,737,529	14,990,656

Dividends to Shareholders from ($):
Investment income—net	(5,815,620)	(12,459,421)
Net realized gain on investments	(16,935)	(1,997,737)
Total Dividends	(5,832,555)	(14,457,158)

Capital Stock Transactions ($):
Net proceeds from shares sold	9,626,999	40,018,078
Dividends reinvested	4,123,395	10,342,691
Cost of shares redeemed	(29,177,003)	(59,081,050)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(15,426,609)	(8,720,281)
Total Increase (Decrease) in Net Assets	(18,521,635)	(8,186,783)

Net Assets ($):
Beginning of Period	309,663,799	317,850,582
End of Period	291,142,164	309,663,799
Undistributed investment income—net	72,742	65,857

Capital Share Transactions (Shares):
Shares sold	485,214	2,007,406
Shares issued for dividends reinvested	208,335	519,781
Shares redeemed	(1,470,257)	(2,969,469)
Net Increase (Decrease) in Shares Outstanding	(776,708)	(442,282)

See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2005		Year Ended October 31,

	(Unaudited)	2004	2003	2002 [a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	20.01	19.97	20.26	20.10	19.19	18.65
Investment Operations:
Investment income—net	.38[b]	.79[b]	.85[b]	.90[b]	.92	.94
Net realized and unrealized
gain (loss) on investments	(.20)	.17	(.10)	.17	.91	.58
Total from Investment Operations	.18	.96	.75	1.07	1.83	1.52
Distributions:
Dividends from
investment income—net	(.38)	(.79)	(.85)	(.91)	(.92)	(.94)
Dividends from net realized
gain on investments	(.00)[c]	(.13)	(.19)	—	(.00)[c]	(.04)
Total Distributions	(.38)	(.92)	(1.04)	(.91)	(.92)	(.98)
Net asset value, end of period	19.81	20.01	19.97	20.26	20.10	19.19

Total Return (%)	.94[d]	4.90	3.77	5.46	9.74	8.36

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[e]	.90	.88	.89	.89	.91
Ratio of net expenses
to average net assets	.90[e]	.89	.88	.89	.89	.91
Ratio of net investment income
to average net assets	3.89[e]	3.99	4.22	4.54	4.67	4.96
Portfolio Turnover Rate	22.73[d]	21.48	31.28	26.35	17.77	18.98

Net Assets, end of period
($ x 1,000)	291,142	309,664	317,851	331,728	341,713	329,891

[a]	As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended October 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets by less than .01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal

The Fund

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

18

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $271,834 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2004. If not applied, the carryover expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2004 was as follows: tax exempt income $12,459,421, ordinary income $330,226 and long-term capital gains $1,667,511, respectively.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended April 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

monthly.The Agreement provides that if in any full year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended April 30, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund’s shares, for servicing shareholder accounts, (“Servicing”) and for advertising and marketing relating to the fund.The Plan provides payments to be made at an aggregate annual rate of .20 of 1% of the value of the fund’s average daily net assets.The Distributor determines the amounts, if any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred.The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund’s prospectuses and statements of additional information and costs associated with implementing and operating the Plan, such aggregate amount not to exceed the greater of $100,000 or .005 of 1% of the value of the fund’s average daily net assets for any full fiscal year. During the period ended April 30, 2005, the fund was charged $299,275 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2005, the fund was charged $43,367 pursuant to the transfer agency agreement.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $143,183, service plan fees $47,728, and transfer agency per account fees $15,200.

20

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2005, amounted to $67,610,926 and $72,377,205, respectively.

At April 30, 2005, accumulated net unrealized appreciation on investments was $15,029,379, consisting of $15,590,250 gross unrealized appreciation and $560,871 gross unrealized depreciation.

At April 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

22

NOTES

For	More	Information

General New York
Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

SSL-DOCS2 70134233v5

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SSL-DOCS2 70134233v5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 27, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 27, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70134233v5